Note 21 Debt certificates (Details) - EUR (€) € in Millions		Jun. 30, 2026	Dec. 31, 2025
Issued in Euros
Debt certificates issued [Line Items]
Debt Securities at amortized cost		€ 50,799	€ 42,070
Issued in Euros | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		6,481	5,379
Issued in Euros | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		17,211	15,860
Issued in Euros | Covered bonds [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		5,642	3,371
Issued in Euros | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost	[1]	1,614	1,160
Issued in Euros | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		4,544	3,203
Issued in Euros | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		6,949	3,688
Issued in Euros | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		8,358	9,409
Issued in Euros | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		2,750	3,750
Issued in Euros | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		5,608	5,659
Other exchanges [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		55,356	39,773
Other exchanges [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		6,290	2,781
Other exchanges [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		18,457	13,302
Other exchanges [Member] | Covered bonds [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		101	94
Other exchanges [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		10,524	7,914
Other exchanges [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		7,205	4,142
Other exchanges [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		12,778	11,540
Other exchanges [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		3,511	2,553
Other exchanges [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		€ 9,267	€ 8,986

[1]	1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.